Stockholders' Equity And Stock-Based Compensation	6 Months Ended
Jan. 31, 2012
Stockholders' Equity And Stock-Based Compensation [Abstract]
Stockholders' Equity And Stock-Based Compensation

7. Stockholders' Equity and Stock-based Compensation

Convertible Preferred Stock

Upon the closing of the Company's initial public offering on January 30, 2012, all outstanding convertible preferred stock was converted into 25,357,721 shares of common stock on a one-to-one basis. As of January 31, 2012, the Company was authorized to issue 25,000,000 shares of convertible preferred stock with a par value of $0.0001 per share and none has been issued or outstanding.

The following table summarizes convertible preferred stock authorized and issued and outstanding:

	July 31, 2010 and 2011				January 31, 2012 (unaudited)
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference	Shares Authorized	Shares Issued and Outstanding
			(in thousands)
Series A	15,735,800	15,609,158	$4,178	$4,214	—	—
Series B	4,807,693	4,807,693	7,500	7,500	—	—
Series C	5,100,000	4,940,870	24,822	24,872	—	—
Nondesignated	—	—	—	—	25,000,000	—

Total	25,643,493	25,357,721	$36,500	$36,586	25,000,000	—

On August 23, 2007, the Company entered into a Note and Warrant Purchase Agreement with existing investors for a total of $2.0 million. The notes carried an interest rate of 8.25% per annum and matured on February 23, 2008. The notes and warrants were subsequently converted to shares of Series C convertible preferred stock, and the Note and Warrant Purchase Agreement was terminated on September 20, 2007 upon the closing of the Series C convertible preferred stock offering.

On September 20, 2007, the Company entered into a Series C convertible preferred stock offering in which it sold 4,791,880 shares of Series C convertible preferred stock to certain investors for $24.0 million. Concurrent with this transaction, the Company repurchased 126,642 shares of Series A convertible preferred stock and 1,281,740 shares of common stock from six of its founders for a total amount of $6.1 million. The Company recorded compensation expenses of $1.0 million, representing the excess of the purchase price over the fair value of the common stock repurchased. On March 28, 2008, the Company entered into another Series C convertible preferred stock offering in which it sold an additional 148,990 shares of Series C convertible preferred stock to certain investors for $750,000 as part of the credit facility (See Note 4).

The rights, preference and privileges of the convertible preferred stock are as follows:

Dividends

The holders of the Series A, B and C convertible preferred stock are entitled to receive, out of any funds legally available, when, as and if declared by the board of directors, noncumulative dividends prior and in preference to any payment of any dividend on the common stock. The dividend rates for Series A, B and C are 9% of the original issuance price of $0.27, $1.56 and $5.03 per share. After the dividend preference of the preferred stock has been paid in full for a given calendar year, the convertible preferred stock will participate pro rata with the common stock in the receipt of any additional dividends on an as converted basis. No dividends have been declared as of July 31, 2010 and 2011 and the six months ended January 31, 2012.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, the holders of convertible preferred stock are entitled to receive a per share amount equal to the original issue price for each such series of convertible preferred stock, equal to $0.27 per share for Series A, $1.56 per share for Series B and $5.03 per share for Series C as of July 31, 2010 and 2011, plus an amount equal to all declared but unpaid dividends thereon. If upon the occurrence of such an event, the assets and funds thus distributed among the holders of convertible preferred stock is insufficient to permit the payment to such holders of the full aforementioned amounts, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive. After the full preference amount on all outstanding shares of convertible preferred stock has been paid, any remaining funds and assets of the Company legally available for distribution to shareholders will be distributed pro rata among the holders of the common stock.

A merger or consolidation of the Company in which its shareholders do not retain a majority of the voting power in the surviving corporation, or a sale of all or substantially all of the Company's assets, will each be deemed to be a liquidation, dissolution or winding up of the Company.

Conversion

The holders of the preferred stock shall have the right to convert the convertible preferred stock, at any time, into shares of common stock initially at a rate of 1-for-1, subject to adjustments for future dilution. The convertible preferred stock shall be automatically converted into common stock, at the then applicable conversion rate, (i) in the event that the holders of at least a majority of outstanding convertible preferred stock consent to such conversion or (ii) the closing of an underwritten public offering of shares of common stock of the Company at a public offering price of not less than $5.00 per share for a total public offering price of not less than $75.0 million, before payment of underwriters' discounts and commissions. The conversion price of the convertible preferred stock shall be subject to adjustment to prevent dilution in the event that the Company issues additional shares of common stock or securities convertible into or exercisable for common stock at a purchase price less than the then effective conversion price, which is based on the original issue price for each such series of convertible preferred stock equal to $0.27 per share for Series A, $1.56 per share for Series B and $5.03 per share for Series C as of July 31, 2010 and 2011.

Voting Rights

Each share of convertible preferred stock carries a number of votes equal to the number of shares of common stock then issuable upon its conversion into common stock, which was on a 1-for-1 basis as of July 31, 2010 and 2011. The holder of such votes will have full voting rights and powers equal to holders of common stock, and shall be entitled to notice of any stockholder meeting and shall be entitled to vote with respect to any question upon which holders of common stock have the right to vote.

As for the Company's board of directors, the Company is authorized to have eight directors. Of these directors, two will be designated by the holders of the Series A and B voting together, two will be designated by the holders of the common stock voting together, and the remaining four directors will be designated by the preferred and common stock holders voting together.

Redemption Rights

The Series A, B and C convertible preferred stock is not redeemable.

Common Stock Reserved for Issuance

As of January 31, 2012, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. As of July 31, 2010, 2011 and January 31, 2012, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
Exercise of stock options to purchase common stock	8,747,198	8,256,678	7,376,756
Issuances of shares available under stock option plans	1,358,588	13,662	7,557,061
Vesting of restricted stock units	105,231	4,318,996	5,109,576
Issuances of shares available under RSU plan	394,769	11,004	—
Conversion of convertible preferred stock	25,357,721	25,357,721	—
Issuances upon exercise of warrants	69,529	69,529	69,529

	36,033,036	38,027,590	20,112,922

Stock Compensation Plans

In February 2007, the Company's board of directors ("Board") adopted and the stockholders approved the 2006 Stock Plan ("2006 Plan") as an amendment and restatement of the stockholder approved 2002 Stock Option/Stock Issuance Plan, as amended, which provides for the issuance of incentive and non-statutory options to employees and nonemployees of the Company and under which 14,124,637 shares had been reserved for issuance as of January 31, 2012.

In July 2009, the Board adopted and the stockholders approved the 2009 Stock Plan ("French Plan"). Under the French Plan, 32,000 shares had been reserved for issuance as of January 31, 2012. The number of shares exercised and issued under the French Plan reduced the corresponding number of shares available under the 2006 Plan.

In June 2010, the Board adopted and the stockholders approved the 2010 Restricted Stock Unit Plan ("2010 Plan"). As of January 31, 2012, the Company had reserved 5,160,000 shares of common stock for issuance under the 2010 Plan.

On September 14, 2011, the Board, upon the recommendation of the Compensation Committee of the Board ("Committee"), adopted the 2011 Stock Plan ("2011 Plan"), which was subsequently approved by the Company's stockholders in January 2012. The 2011 Plan provides flexibility to the Committee to use various equity-based incentive awards as compensation tools to motivate the Company's workforce. The Company has initially reserved 7,500,000 shares of its common stock for the issuance of awards under the 2011 Plan. In addition, the number of shares remaining available for grant under the 2006 Plan and 2010 Plan immediately prior to the closing of the IPO were added to the shares available under the 2011 Plan. The number of shares remaining available for grant under the French Plan expired upon the IPO. The 2011 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2013, by up to 5% of the outstanding number of shares of the Company's common stock on the immediately preceding December 31. This number is subject to adjustment in the event of a stock split, stock dividend or other defined changes in the Company's capitalization.

The shares the Company issues under the 2011 Plan will be authorized but unissued shares or shares that are reacquired. The shares of common stock underlying any awards under the 2011 Plan, 2010 Plan and 2006 Plan that are forfeited, canceled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock or are otherwise terminated (other than by exercise) are added back to the shares of common stock available for issuance under the 2011 Plan, or in the case of shares of common stock underlying any award under the French Plan will expire.

No awards may be granted under the 2011 Plan after the date that is 10 years from the effectiveness of the plan. No awards under the 2011 Plan were granted prior to the IPO. Following the closing of the IPO, no additional awards will be made under the 2006 Plan, French Plan and 2010 Plan.

Option activity under the Company's equity incentive plans for the periods presented is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Balance as of July 31, 2008	1,808,837	6,720,709	$1.98	8.3	$11,748
Granted	(2,059,957)	2,059,957	3.73
Exercised	—	(52,833)	1.01
Cancelled	749,999	(749,999)	3.13

Balance as of July 31, 2009	498,879	7,977,834	2.33	7.8	10,905
Additional shares authorized	2,000,000	—	—
Granted	(1,681,938)	1,681,938	4.04
Exercised	—	(370,927)	2.20
Cancelled	541,647	(541,647)	3.06

Balance as of July 31, 2010	1,358,588	8,747,198	2.62	7.3	9,657
Additional shares authorized	375,000	—
Granted	(500,000)	500,000	7.50
Exercised	—	(652,071)	1.41
Cancelled	338,449	(338,449)	3.51
Repurchased	2,170	—	—
Transfer to 2010 Plan	(1,560,545)	—	—

Balance as of July 31, 2011	13,662	8,256,678	2.98	6.6	37,353
Additional shares authorized (unaudited)	7,932,000	—	—
Transferred from 2010 Plan (unaudited)	50,424	—	—
Granted (unaudited)	(470,000)	470,000	9.48
Exercised (unaudited)	—	(1,320,389)	1.97
Cancelled (unaudited)	29,533	(29,533)	3.75
Repurchased (unaudited)	2,442	—	—
Expired	(1,000)	—	—

Balance as of January 31, 2012 (unaudited)	7,557,061	7,376,756	3.57	6.4	106,689

Exercisable as of July 31, 2011		8,049,847	2.94	6.0	36,679

Vested and expected to vest as of July 31, 2011		7,839,333	2.89	6.6	36,101

Exercisable as of January 31, 2012 (unaudited)		7,229,747	3.55	6.5	104,702

Vested and expected to vest as of January 31, 2012 (unaudited)		7,209,118	3.48	6.4	104,857

The options exercisable as of July 31, 2011 and January 31, 2012 include options that are exercisable prior to vesting. The weighted average grant date fair value of options granted during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012 was $1.83, $2.14, $3.46 and $4.18, respectively. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The Company's estimated fair value of its common stock was $7.50 and $18.03 as of July 31, 2011 and January 31, 2012, respectively. The total intrinsic value of options exercised was $0.1 million, $0.7 million, $2.6 million, $0.8 million and $9.9 million for the years ended July 31, 2009, 2010 and 2011 and the six months ended January 31, 2011 and 2012, respectively. The total estimated grant date fair value of options vested during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012 was $2.5 million, $2.4 million, $3.1 million and $1.1 million, respectively.

Additional information regarding options outstanding as of July 31, 2011 is as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Options Outstanding	Remaining Contractual Life (Years)	Exercise Price per Share	Number of Options Exercisable	Exercise Price per Share
$0.05	65,000	2.3	$0.05	65,000	$0.05
0.16	436,000	3.7	0.16	436,000	0.16
0.50	1,120,000	4.4	0.50	1,120,000	0.50
1.00	126,500	4.8	1.00	126,500	1.00
1.25	208,000	4.8	1.25	208,000	1.25
1.78	222,600	5.1	1.78	222,600	1.78
2.03	8,000	5.4	2.03	8,000	2.03
2.56	121,500	5.4	2.56	121,500	2.56
2.74	1,412,000	6.0	2.74	1,410,958	2.74
3.50	947,614	6.6	3.50	932,221	3.50
3.73	1,824,487	7.7	3.73	1,742,865	3.73
3.92	1,040,927	8.4	3.92	983,371	3.92
4.50	224,050	8.7	4.50	192,832	4.50
7.50	500,000	10.0	7.50	480,000	7.50

	8,256,678	6.6	2.98	8,049,847	2.94

Additional information regarding options outstanding as of January 31, 2012 is as follows (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Options Outstanding	Remaining Contractual Life (Years)	Exercise Price per Share	Number of Options Exercisable	Exercise Price per Share
$0.05	15,000	1.4	$0.05	15,000	$0.05
0.16	321,000	3.4	0.16	321,000	0.16
0.50	682,000	3.9	0.50	682,000	0.50
1.00	116,500	4.3	1.00	116,500	1.00
1.25	183,000	4.3	1.25	183,000	1.25
1.78	141,000	4.6	1.78	141,000	1.78
2.56	97,500	4.9	2.56	97,500	2.56
2.74	1,345,000	5.4	2.74	1,345,000	2.74
3.50	866,008	6.1	3.50	863,839	3.50
3.73	1,691,391	7.0	3.73	1,637,655	3.73
3.92	725,807	7.7	3.92	681,903	3.92
4.50	222,550	8.2	4.50	197,434	4.50
7.50	500,000	9.5	7.50	482,500	7.50
8.65	205,000	9.6	8.65	200,416	8.65
10.00	235,000	9.8	10.00	235,000	10.00
11.00	30,000	9.9	11.00	30,000	11.00

	7,376,756	6.4	3.57	7,229,747	3.55

Stock Option Exchange

In conjunction with the adoption of the 2010 Plan, the Company implemented a stock option exchange program wherein certain individuals were given the opportunity to exchange the stock options granted to them during the year ended July 31, 2010 for RSUs. The Company completed the option exchange program on July 22, 2010. As a result, the Company agreed to exchange options covering an aggregate of 123,800 shares of common stock from 28 eligible participants in exchange for the grant of RSUs. Upon the terms and conditions set forth in the option exchange program, the Company issued RSUs covering an aggregate of 105,231 shares of common stock in exchange for the options surrendered pursuant to the option exchange program. The RSUs are subject to time-based vesting and a performance condition. The performance condition is not subject to employment and will be satisfied upon the first to occur of 180 days after the Company's initial public offering or a change of control of the Company.

The option exchange program is considered a modification to the surrendered options, which requires the calculation of incremental compensation cost. The incremental compensation cost is calculated by comparing the fair value of each newly issued RSU to the fair value of the corresponding surrendered option, each of which was calculated as of July 22, 2010 using the Black-Scholes option-pricing model. To the extent the fair value of the newly issued RSUs exceeded the fair value of the surrendered option, there is incremental compensation cost. The total incremental compensation cost resulting from the option exchange program was $196,000.

The Company will continue to amortize previously unrecognized compensation expense related to the original grant date fair value of the surrendered options. The Company has elected to combine both the incremental value and the unamortized original grant date fair value of the surrendered options, the total of which will be recognized as compensation expense over the vesting term of the new RSUs.

Performance-based RSUs

On March 9, 2011, the Company granted a series of three awards totaling 878,800 performance-based RSUs to its President and Chief Executive Officer. Each of these RSUs is subject to the time-based vesting and performance condition described above. In addition, each of the RSUs is subject to a separate performance condition, as follows:

•	The RSU covering 502,200 shares of our common stock is subject to satisfaction of an initial public offering of the Company's equity securities, which occurred in January 2012 ;

•

The RSUs covering 251,100 shares of our common stock is subject to full and final dismissal or final adjudication of certain specified litigation to the satisfaction of our Board of Directors, which occurred in July 2011; and

•

The RSUs covering 125,500 shares of our common stock is subject to satisfaction of a pre-established revenues target level for fiscal year 2012, which the Company estimated will be satisfied and expense recognition commenced in July 2011.

RSU activity for the periods presented is as follows:

		RSUs Outstanding
	Number of RSUs Available for Grant	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
				(in thousands)
Balance as of July 31, 2009	—	—	$—	$—
Additional shares authorized	500,000	—
Granted	(105,231)	105,231
Released	—	—
Cancelled	—	—

Balance as of July 31, 2010	394,769	105,231	3.65	384
Additional shares authorized	3,830,000	—
Granted	(4,293,900)	4,293,900
Released	—	—
Cancelled	80,135	(80,135)

Balance as of July 31, 2011	11,004	4,318,996	4.70	32,392
Additional shares authorized (unaudited)	830,000	—	—
Transferred to 2011 Plan (unaudited)	(50,424)	—	—
Granted (unaudited)	(895,095)	895,095	9.10
Released (unaudited)	—	—	—
Cancelled (unaudited)	104,515	(104,515)	5.74

Balance as of January 31, 2012 (unaudited)	—	5,109,576	5.45	92,126

(1)

The aggregate intrinsic value as of July 31, 2010 and 2011 was $4.50 per share and $7.50 per share, respectively, and is based on the fair value per share of common stock as determined by the Company's board of directors, and as of January 31, 2012 is based on the Company's closing stock price of $18.03 on January 31, 2012.

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company and its board of directors using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation Method—The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model.

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for its option grants as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options. The Company uses the simplified method to determine its expected term because of its limited history of stock option exercise activity.

Expected Volatility—The expected volatility is derived from the historical stock volatilities of several comparable publicly listed peers over a period approximately equal to the expected term of the options as the Company has no trading history by which to determine the volatility of its own common stock.

Fair Value of Common Stock—The fair value of the common stock underlying the stock options has historically been determined by the Company's board of directors. Because there has been no public market for the Company's common stock, the board of directors has determined the fair value of the common stock at the time of the option grant by considering a number of objective and subjective factors including valuations of comparable companies, sales of redeemable convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The fair value of the underlying common stock shall be determined by the board of directors until such time that the Company's common stock is listed on an established stock exchange or national market system.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options.

Expected Dividend—The expected dividend has been zero as the Company has never paid dividends and has no expectations to do so.

Forfeiture Rate—The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior, and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Summary of Assumptions—The Company uses the accelerated multiple option approach over the requisite service period, which is generally the vesting period of the respective awards. The fair value of the employee stock options were estimated on the grant dates using a Black-Scholes option-pricing model with the following weighted average assumptions:

	0000000000	0000000000	0000000000	0000000000	0000000000
	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011(1)	2012
				(unaudited)
Expected term (in years)	6.08	6.08	6.03	—	6.02 - 6.26
Risk-free interest rate	2.2 - 3.5%	2.7 - 3.1%	1.9%	—	1.2%
Expected volatility	48.5 - 52.3%	50.3 - 54.4%	46.1%	—	44.1 - 45.2%
Expected dividend rate	0%	0%	0%	—	0%

(1)	No options were issued during the six months ended January 31, 2011.

Stock-based compensation expense included in operating results amounted to approximately $2.8 million, $3.4 million, $6.7 million, $2.4 million and $9.6 million during the years ended July 31, 2009, 2010, 2011, and the six months ended January 31, 2011 and 2012, respectively, and this expense was included in cost of revenues and in operating expenses as follows:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Cost of revenues	$780	$925	$1,384	$636	$1,926
Research and development	688	769	1,372	570	2,103
Sales and marketing	857	755	903	343	1,024
General and administrative	464	905	3,021	934	4,551

Total stock-based compensation	$2,789	$3,354	$6,680	$2,483	$9,604

As of July 31, 2011, and January 31, 2012, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	As of July 31, 2011		As of January 31, 2012
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
			(unaudited)
	(in thousands)	(in years)	(in thousands)	(in years)
Stock options	$2,092	3.3	$2,817	1.3
Restricted stock units	11,880	3.7	14,785	1.7

Total unrecognized stock-based compensation expense	$13,972		$17,602